As filed with the Securities and Exchange Commission on May 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 99.8%	Value

	Biofuel: 2.6%
45,700	Cosan SA Industria e Comercio	$399,359

	Efficiency: 11.5%
76,099	Carmanah Technologies Corp.*	354,492
26,360	CENTROTEC Sustainable AG	419,202
17,760	Nibe Industrier AB - B Shares	442,343
472,000	Wasion Group Holdings Ltd.	569,908
		1,785,945
	Geothermal: 3.1%
12,859	Ormat Technologies Inc.	488,899

	Hydro: 10.7%
134,304	Cia Energetica de Minas Gerais - ADR	549,303
27,624	Iniziative Bresciane - Inbre - SpA*	722,623
23,550	Verbund AG	394,519
		1,666,445
	Solar: 33.8%
18,400	Canadian Solar Inc.*	614,376
325,000	China Singyes Solar Technologies Holdings Ltd.	444,364
35,900	Enphase Energy Inc. *	473,521
53,900	JA Solar Holdings Co., Ltd.*	515,284
23,800	Jinkosolar Holdings Co - ADR*	610,232
328,500	Renesola Ltd. - ADR*	482,895
19,450	SunPower Corp. - Class B*	608,980
51,520	Trina Solar Ltd. - ADR*	622,877
1,566,000	Xinyi Solar Holdings Ltd.	484,790
215,100	Yingli Green Energy Holding Co., Ltd. - ADR*	397,935
		5,255,254
	Wind: 38.1%
38,587	Boralex Inc. - Class A	404,592
3,461,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	531,249
460,000	China Longyuan Power Group Corp. - H Shares	500,190
2,272,000	China Suntien Green Energy Corp. Ltd. - H Shares	550,955
7,400,000	Concord New Energy Group Ltd.*	515,437
257,680	Enel Green Power SpA	481,826
200,441	Good Energy Group PLC	674,949
325,080	Greentech Energy Systems*	381,283

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 99.8%	Value

	Wind: 38.1% - Continued
1,398,000	Huaneng Renewables Corp. Ltd. - H Shares	$506,714
467,823	Mytrah Energy Ltd.*	454,549
228,800	Northern Power Systems Corp.*	280,908
880,080	Theolia SA*	652,951
		5,935,603

	Total Common Stocks	15,531,505
	(cost $22,264,754)

	Warrants: 0.4%
946,050	Theolia SA, Expiration 6/09/16, Excerise price 0.60 EUR*	65,103
	Total Warrants
	(cost $0)	65,103

	Total Investments in Securities	15,596,608
	(cost $22,264,754): 100.2%

	Liabilities in Excess of Other Assets: (0.2%)	(27,844)

	Net Assets: 100.0%	$15,568,764

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 99.7%	Value

	China: 48.3%
94,000	AAC Technologies Holdings Inc.	$578,319
171,000	Anhui Conch Cement Co., Ltd. - H Shares	647,372
739,000	China Construction Bank Corp. - H Shares	613,875
603,000	China Lesso Group Holdings Ltd.	356,327
218,000	China Merchants Bank Co., Ltd. - H Shares	532,582
419,000	CNOOC Ltd.	593,299
412,000	China Minsheng Banking Corp Ltd. - H Shares	503,265
549,400	db x-trackers CSI300 Index ETF	612,283
338,000	Dongfeng Motor Group Co., Ltd. - H Shares	542,359
490,000	Lenovo Group Ltd.	713,721
4,700	NetEase Inc. - ADR	494,910
962,000	People's Insurance Company Group of China Ltd. - H Shares	487,500
562,000	PetroChina Co Ltd. - H Shares	624,254
232,000	PICC Property & Casualty Co., Ltd. - H Shares	458,455
696,000	Shenzhen Expressway Co Ltd. - H Shares	544,041
9,800	Sohu.com Inc.*	522,634
32,500	Tencent Holdings Ltd.	614,401
		9,439,597
	Hong Kong: 6.7%
380,000	Chen Hsong Holdings	102,933
86,000	Galaxy Entertainment Group Ltd.	389,940
322,000	Global Brands Group Holding Ltd.*	62,941
407,000	Li & Fung Ltd.	397,411
532,000	NagaCorp Ltd.	353,594
		1,306,819
	Indonesia: 1.7%
129,000	Indo Tambangraya Megah PT	166,434
666,000	Vale Indonesia Tbk	164,781
		331,215
	Malaysia: 5.1%
337,000	DiGi.Com Bhd	571,925
144,000	UMW Holdings Bhd	421,482
		993,407
	South Korea: 7.5%
2,752	Hyundai Mobis	611,445
656	Samsung Electronics Co., Ltd.	850,375
		1,461,820

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 99.7%	Value

	Taiwan: 16.5%
61,000	Catcher Technology Co., Ltd.	$638,070
12,000	Largan Precision Co., Ltd.	1,028,789
110,000	Novatek Microelectronics Corp.	567,694
2	Shin Zu Shing Co., Ltd.	5
214,000	Taiwan Semiconductor Manufacturing Co., Ltd.	992,815
		3,227,373
	Thailand: 13.9%
99,500	Electricity Generating PCL/Foreign	463,253
216,000	Glow Energy PCL/Foreign	569,207
1,778,000	Jasmine International PCL/Foreign	314,183
824,000	LPN Development PCL/Foreign	425,421
113,198	PTT Exploration & Production PCL/Foreign	379,182
56,700	PTT PCL/Foreign	562,818
		2,714,064

	Total Common Stocks	19,474,295
	(cost $15,389,369)

	Total Investments in Securities	19,474,295
	(cost $15,389,369): 99.7%

	Other Assets less Liabilities: 0.3%	57,757

	Net Assets: 100.0%	$19,532,052

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 99.6%	Value

	Australia: 10.9%
27,100	Henderson Group PLC	$113,588
16,840	iiNET Ltd.	113,010
8,400	JB Hi-Fi Ltd.	119,159
7,250	Sonic Healthcare Ltd.	112,634
		458,391
	China: 34.0%
17,000	AAC Technologies Holdings Inc	104,590
140,000	China Construction Bank Corp. - H Shares	116,296
154,000	China Lilang Ltd.	118,788
51,000	China Merchants Bank Co., Ltd. - H Shares	124,595
97,400	China Minsheng Banking Corp. Ltd. - H Shares	118,976
9,500	China Mobile Ltd.	123,832
20,000	CNOOC Ltd.	28,320
650	CNOOC Ltd. - ADR	92,183
157,000	Huabao International Holdings Ltd.	116,642
171,000	Industrial & Commercial Bank of China Ltd. - H Shares	126,166
84,000	Pacific Textiles Holdings Ltd.	116,368
29,000	Shenzhou International Group Holdings Ltd.	130,923
126,000	Yangzijiang Shipbuilding Holdings Ltd.	115,946
		1,433,625
	Hong Kong: 14.0%
33,500	BOC Hong Kong Holdings Ltd.	119,478
124,000	Li & Fung Ltd.	121,079
18,500	Link REIT/The	113,845
43,000	Luk Fook Holdings International Ltd.	119,415
176,000	NagaCorp Ltd.	116,978
		590,795
	Japan: 2.7%
1,300	Relo Holdings Inc.	115,329

	Malaysia: 2.6%
64,900	DiGi.Com Bhd	110,142

	Singapore: 5.5%
62,000	Ascendas Real Estate Investment Trust	117,011
72,000	CapitaMall Trust	115,253
		232,264

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 99.6%	Value

	South Korea: 3.0%
1,570	KT&G Corp.	$125,521

	Taiwan: 16.1%
11,000	Asustek Computer Inc.	110,513
11,000	Catcher Technology Co., Ltd.	115,062
38,080	Hon Hai Precision Industry Co., Ltd.	111,319
23,000	Novatek Microelectronics Corp.	118,700
7,000	St Shine Optical Co., Ltd.	112,818
24,000	Taiwan Semiconductor Manufacturing Co., Ltd.	111,344
		679,756
	Thailand: 8.1%
49,200	Delta Electronics Thailand PCL/Foreign	113,777
216,000	LPN Development PCL/Foreign	111,518
11,700	PTT PCL/Foreign	116,137
		341,432
	United States: 2.7%
1,640	QUALCOMM Inc.	113,718

	Total Common Stocks	4,200,973
	(cost $3,646,083)

	Total Investments in Securities	4,200,973
	(cost $3,646,083): 99.6%

	Other Assets less Liabilities: 0.4%	17,800

	Net Assets: 100.0%	$4,218,773

ADR - American Depository Receipt
REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Airlines: 3.1%
1,187,000	Cathay Pacific Airways Ltd.	$2,746,774

	Apparel Manufacturers: 0.3%
1,496,000	Global Brands Group Holding Ltd. *	292,420

	Auto/Truck Parts & Equipment: 2.4%
543,120	Weichai Power Co., Ltd. - H Shares	2,094,676

	Auto - Cars/Light Trucks: 5.6%
1,416,000	Dongfeng Motor Group Co., Ltd. - H Shares	2,272,131
5,195,000	Geely Automobile Holdings Ltd.	2,681,494
		4,953,625
	Building Products: 5.0%
733,000	Anhui Conch Cement Co., Ltd. - H Shares	2,774,993
2,885,000	China Lesso Group Holdings Ltd.	1,704,813
		4,479,806
	Casino Hotels: 3.4%
397,000	Galaxy Entertainment Group Ltd.	1,800,070
1,862,000	NagaCorp. Ltd.	1,237,579
		3,037,649
	Cellular Telecommunications: 2.7%
181,500	China Mobile Ltd.	2,365,845

	Coal: 2.0%
689,000	China Shenhua Energy Co Ltd. - H Shares	1,759,682

	Commercial Banks: 16.4%
883,000	BOC Hong Kong Holdings Ltd.	3,149,239
3,692,670	China Construction Bank Corp. - H Shares	3,067,441
963,000	China Merchants Bank Co., Ltd. - H Shares	2,352,643
1,817,000	China Minsheng Banking Corp. Ltd.	2,219,498
117,681	Dah Sing Financial Holdings Ltd.	695,499
4,218,330	Industrial & Commercial Bank of China Ltd. - H Shares	3,112,335
		14,596,655

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Computers: 7.1%
86,500	ChinaCache International Holdings Ltd. - ADR*	$1,026,755
3,615,000	Lenovo Group Ltd.	5,265,516
		6,292,271
	Distribution/Wholesale: 1.6%
1,496,000	Li & Fung Ltd.	1,460,755

	Electronic Component - Miscellaneous: 3.9%
565,000	AAC Technologies Holdings Inc.	3,476,068

	Exchange Traded Funds (ETFs): 4.2%
3,342,200	db x-trackers CSI300 INDEX ETF	3,724,740

	Gas - Distribution: 2.1%
236,000	Beijing Enterprises Holdings Ltd.	1,856,913

	Internet Application Software: 6.8%
319,500	Tencent Holdings Ltd.	6,040,030

	Internet Content - Entertainment: 7.0%
58,775	NetEase Inc. - ADR	6,189,007

	Machinery - General Industries: 0.7%
2,430,000	Chen Hsong Holdings	658,227

	Oil Company - Integrated: 3.1%
2,490,000	PetroChina Co., Ltd. - H Shares	2,765,823

	Oil Company - Exploration & Production: 3.5%
2,178,000	CNOOC Ltd.	3,084,024

	Property/Casualty Insurance: 4.7%
4,248,000	People's Insurance Company Group of China Ltd. - H Shares	2,152,701
1,024,000	PICC Property & Casualty Co., Ltd. - H Shares	2,023,525
		4,176,226
	Public Thoroughfares: 2.3%
2,610,000	Shenzhen Expressway Co., Ltd. - H Shares	2,040,154

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Real Estate Operations/Development: 1.9%
2,426,000	Soho China Ltd.	$1,652,245

	Retail - Automobile: 1.9%
3,100,000	Baoxin Auto Group Ltd.	1,679,426

	Shipbuilding: 1.4%
1,396,000	Yangzijiang Shipbuilding Holdings Ltd.	1,284,611

	Telecommunication Equipment: 3.4%
209,800	VTech Holdings Ltd.	2,993,026

	Web Portals/ISP: 2.1%
35,250	Sohu.com Inc.*	1,879,883

	Total Common Stocks	87,580,561
	(cost $64,735,913)

	Total Investments in Securities	87,580,561
	(cost $64,735,913): 98.6%

	Other Assets less Liabilities: 1.4%	1,208,191

	Net Assets: 100.0%	$88,788,752

*	Non-income producing security.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 96.7%	Value

	Australia: 2.8%
18,190	Sonic Healthcare Ltd.	$282,594

	China: 3.0%
2,100	CNOOC Ltd. - ADR	297,822

	France: 8.4%
4,220	Danone SA	284,142
3,690	Schneider Electric SA	287,061
5,440	Total SA	270,679
		841,882
	Germany: 3.0%
3,550	Deutsche Boerse AG	290,332

	Hong Kong: 5.6%
4,340	China Mobile Ltd. - ADR	282,230
282,000	Li & Fung Ltd.	275,356
		557,586
	Israel: 3.3%
5,250	Teva Pharmaceutical Industries Ltd. - ADR	327,075

	Italy: 2.7%
15,430	ENI SpA	267,061

	Netherlands: 2.7%
9,120	Royal Dutch Shell PLC - Class A	272,350

	South Africa: 2.7%
25,000	Vodacom Group Ltd.	273,497

	United Kingdom: 22.5%
39,710	Aberdeen Asset Management PLC	270,731
34,950	BAE Systems PLC	270,970
35,556	ICAP PLC	277,960
6,180	Imperial Tobacco Group PLC	271,294
35,470	Meggitt PLC	288,176
3,370	Reckitt Benckiser Group PLC	288,823
6,790	Unilever PLC	283,199
6,250	Willis Group Holdings PLC	301,125
		2,252,278

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON DIVIDEND BUILDER FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 96.7%	Value

	United States: 40.0%
4,790	AbbVie Inc.	$280,407
4,810	Aflac Inc.	307,888
6,270	Arthur J Gallagher & Co.	293,122
10,070	Cisco Systems Inc.	277,177
7,080	Coca-Cola Co/The	287,094
2,110	General Dynamics Corp.	286,390
8,650	H&R Block Inc.	277,406
3,000	Illinois Tool Works Inc.	291,420
2,960	Johnson & Johnson	297,776
2,250	L-3 Communications Holdings Inc.	283,027
11,790	Mattel Inc.	269,402
5,110	Merck & Co., Inc.	293,723
6,540	Microsoft Corp.	265,884
3,490	Procter & Gamble Co/The	285,971
		3,996,687

	Total Common Stocks	9,659,164
	(cost $9,346,633)

	Total Investments in Securities	9,659,164
	(cost $9,346,633) - 96.7%

	Other Assets less Liabilities - 3.3%	327,229

	Net Assets: 100.0%	$9,986,393

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Energy - Alternate Sources: 4.4%
132,620	JA Solar Holdings Co. Ltd. - ADR*	$1,267,847
121,300	Trina Solar Ltd. - ADR*	1,466,517
		2,734,364

	Machinery - General Industries: 0.1%
182,956	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	92,273

	Oil & Gas - Drilling: 0.3%
3,124,988	Cluff Natural Resources PLC*	191,219

	Oil & Gas - Exploration & Production: 41.1%
35,309	Apache Corp.	2,130,192
322,100	Bankers Petroleum Ltd.*	689,188
66,100	Canadian Natural Resources Ltd.	2,025,978
30,070	Carrizo Oil & Gas Inc.*	1,492,975
124,400	Chesapeake Energy Corp.	1,761,504
37,600	Devon Energy Corp.	2,267,656
132,890	Dragon Oil PLC	1,175,875
988,710	EnQuest PLC*	508,219
575,230	JKX Oil & Gas PLC*	260,255
84,686	Newfield Exploration Co.*	2,971,632
46,770	Noble Energy Inc.	2,287,053
28,200	Occidental Petroleum Corp.	2,058,600
46,199	Ophir Energy PLC*	92,102
37,200	QEP Resources Inc.	775,620
1,890,000	Sino Gas & Energy Holdings Ltd.*	273,508
249,550	SOCO International PLC*	577,173
82,000	Southwestern Energy Co.*	1,901,580
51,800	Stone Energy Corp.*	760,424
25,000	Triangle Petroleum Corp.*	125,750
119,408	Trinity Exploration & Production PLC*	34,097
56,897	Unit Corp.*	1,591,978
254,740	WesternZagros Resources Ltd.*	70,395
		25,831,754

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 98.6%	Value

	Oil & Gas - Field Services: 11.7%
50,800	Halliburton Co.	$2,229,104
90,880	Helix Energy Solutions Group, Inc.*	1,359,565
232,210	John Wood Group PLC	2,183,983
57,200	ShawCor Ltd. DL	1,589,704
		7,362,356
	Oil & Gas - Integrated: 36.5%
337,180	BP PLC	2,178,519
118,750	ENI SpA	2,055,318
24,400	Exxon Mobil Corp.	2,074,000
406,460	Gazprom OAO - ADR	1,916,344
30,143	Hess Corp.	2,045,805
82,898	OMV AG	2,275,202
1,949,000	PetroChina Co., Ltd. - H Shares	2,164,895
67,430	Royal Dutch Shell PLC - Class A	2,013,658
119,730	Statoil ASA	2,115,461
69,976	Suncor Energy, Inc.	2,044,777
40,860	Total SA	2,033,080
		22,917,059
	Oil Refining & Marketing: 4.5%
44,799	Valero Energy, Corp.	2,850,112

	Total Common Stocks	61,979,137
	(cost $73,965,183): 98.6%

	Warrants: 0.0%
829,161	Cluff Natural Resources, Expiration 5/22/15, Excerise price £0.10*†^	-
	Total Warrants
	(cost $0)	-

	Total Investments in Securities	61,979,137
	(cost $73,965,183): 98.6%

	Other Assets less Liabilities: 1.4%	878,037

	Net Assets: 100.0%	$62,857,174

*	Non-income producing security.
†	Illiquid. Illiquid securities represent 0.0% of net assets.
^	Fair value under direction of the Board of Trustees. Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 100.7%	Value

	Aerospace/Defense: 3.4%
46,010	Boeing Co.	$6,905,181

	Application Software: 6.8%
82,590	Check Point Software Technologies Ltd.*	6,769,902
194,190	PTC Inc.*	7,023,852
		13,793,754
	Cable/Satellite TV: 3.3%
120,070	Comcast Corp. - Class A	6,780,353

	Commercial Banks: 3.3%
86,600	Capital One Financial Corp.	6,825,812

	Commercial Services: 3.3%
212,160	H&R Block, Inc.	6,803,971

	Computers: 6.7%
4,780,000	Lenovo Group Ltd.	6,962,425
529,880	Xerox Corp.	6,808,958
		13,771,383
	Distribution/Wholesale: 3.5%
7,320,000	Li & Fung Ltd.	7,147,543

	Diversified Manufacturing Operations: 3.4%
81,070	Danaher Corp.	6,882,843

	E-Commerce/Products: 3.3%
116,810	eBay, Inc.*	6,737,601

	Electronic Components - Semiconductor: 10.0%
225,010	Intel Corp.	7,036,063
305,185	NVIDIA Corp.	6,385,996
10,810	Samsung Electronics Co., Ltd. - GDR	6,961,640
		20,383,699
	Electronics - Military: 6.7%
54,760	L-3 Communications Holdings Inc.	6,888,260
266,800	Ultra Electronics Holdings PLC	6,747,044
		13,635,304

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 100.7%	Value

	Enterprise Software/Services: 3.3%
156,180	Oracle Corp.	$6,739,167

	Fiduciary Banks: 3.3%
92,884	State Street Corp.	6,829,761

	Finance - Investment Bank/Broker: 3.4%
185,090	TD Ameritrade Holding Corp.	6,896,453

	Finance - Other Services: 3.4%
29,710	IntercontinentalExchange, Inc.	6,930,452

	Machinery: 3.4%
40,840	Roper Industries, Inc.	7,024,480

	Medical - Biomedical: 6.6%
247,935	Cisco Systems Inc.	6,824,411
68,510	Gilead Sciences, Inc.*	6,722,886
		13,547,297
	Oil - Integrated: 6.8%
175,370	BP PLC - ADR	6,858,721
85,240	Schlumberger Ltd.	7,112,426
		13,971,147
	Power Conversion/Supply Equipment: 3.3%
85,800	Schneider Electric	6,674,756

	Publishing - Newspapers: 3.6%
195,890	Gannett Co, Inc.	7,263,601

	Semiconductor: 9.9%
290,310	Applied Materials Inc.	6,549,394
101,030	QUALCOMM Inc.	7,005,420
279,949	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	6,573,203
		20,128,017

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Shares	Common Stocks: 100.7%	Value

	Total Common Stocks	$205,672,575
	(cost $188,177,914)

	Total Investments in Securities	205,672,575
	(cost $188,177,914) - 100.7%

	Liabilities in Excess of Other Assets: (0.7%)	(1,527,200)

	Net Assets: 100.0%	$204,145,375

*	Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 101.2%	Value

	Auto-Cars/Light Trucks: 6.0%
18,000,000	Volkswagen International Finance NV, 2.150%, 05/23/16	$2,813,313
4,000,000	Volkswagen International Finance NV, 3.750%, 11/30/17	633,289
9,000,000	Volvo Treasury AB, 3.800%, 11/22/15	1,439,025
		4,885,627
	Cellular Telecommunication: 3.9%
20,000,000	Datang Telecom HK Co. Ltd., 5.500%, 09/29/17	3,158,292

	Commerical Banks: 29.1%
8,000,000	Agriculture Bank of China Ltd., 3.200%, 11/28/15	1,280,204
15,000,000	Bank of China, 3.450%, 01/16/17	2,373,408
5,000,000	BNP Paribas, 5.000%, 03/17/25	792,183
10,000,000	CCBL Funding PLC, 3.200%, 11/29/15	1,594,905
20,000,000	HSBC Bank PLC, 2.875%, 04/30/15	3,212,401
15,000,000	ICICI Bank Ltd., 4.900%, 09/21/15	1,583,126
10,000,000	ICICI Bank Ltd., 4.000%, 06/25/16	2,406,328
15,000,000	Industrial & Commercial Bank of China Ltd., 3.500%, 9/23/16	2,389,602
12,000,000	Industrial & Commercial Bank of China Ltd., 3.350%, 11/19/16	1,904,624
11,000,000	Industrial & Commercial Bank of China Ltd., 3.950%, 9/23/21	1,727,400
12,000,000	National Australia Bank Ltd., 2.400%, 06/18/15	1,920,654
15,000,000	Rabobank Nederland, 3.250%, 09/20/15	2,392,841
		23,577,676
	Electric - Integrated: 2.9%
5,000,000	China Datang Corp., 3.600%, 04/25/16	789,541
10,000,000	China Guangdong, 3.750%, 11/01/15	1,595,243
		2,384,784
	Finance-Investment Bank/Broker: 2.9%
15,000,000	Banco BTG Pactual SA, 4.100%, 03/26/16	2,335,485

	Finance - Leasing Company: 11.7%
7,000,000	BOC Aviation Pte Ltd., 4.200%, 11/05/18	1,100,304
10,000,000	BOC Aviation Pte. Ltd., 4.500%, 11/20/18	1,591,440
20,000,000	Cagamas Global, 3.700%, 09/22/17	3,142,307
8,000,000	Far East Horizon Ltd., 5.450%, 12/11/16	1,285,785
15,000,000	Unican Ltd., 5.600%, 09/18/17	2,397,965
		9,517,801
	Industrial Gases: 4.9%
25,000,000	Air Liquide Finance SA, 3.000%, 09/19/16	3,937,471

	Investment Management/Advisor Service: 1.9%
10,000,000	Starway Assets Enterprise, Inc., 4.100%, 01/22/17	1,575,085

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at March 31, 2015 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 101.2%	Value

	Life/Health Insurance: 2.4%
12,000,000	Value Success International, 4.000%, 11/21/16	$1,907,756

	Machinery: 8.4%
13,000,000	Caterpillar Financial Services Corp., 3.250%, 06/26/15	2,086,133
10,000,000	Caterpillar Financial Services Corp., 2.950%, 03/03/16	1,585,640
20,000,000	Caterpillar Financial Services Corp., 3.400%, 11/25/17	3,145,143
		6,816,916
	Oil Company - Integrated: 1.9%
10,000,000	BP Capital Markets PLC, 3.650%, 02/28/19	1,555,072

	Real Estate Operator/Developer: 8.1%
7,000,000	Agile Property Holdings Ltd., 6.500%, 02/28/17	1,026,423
10,000,000	Global Logistic Properties Ltd., 3.375%, 05/11/16	1,575,391
25,000,000	New World China Land Ltd., 5.500%, 02/06/18	3,977,715
		6,579,529
	Sovereign: 10.2%
10,000,000	British Columbia, 2.850%, 11/13/16	1,603,332
15,000,000	Caisse D'Amort Dette, 3.800%, 02/06/17	2,403,621
10,000,000	China Government Bond, 2.870%, 06/27/16	1,599,207
10,000,000	China Government Bond, 3.020%, 06/27/18	1,579,323
7,000,000	United Kingdom, 2.700%, 10/21/17	1,088,393
		8,273,876
	Special Purpose Banks: 6.9%
8,000,000	Asian Develop Bank, 3.200%, 11/10/19	1,274,970
10,000,000	China Develop Bank 3.600%, 09/19/19	1,579,307
7,000,000	Export Import Bank of China/The, 3.350%, 06/18/17	1,111,143
10,000,000	Korea Development Bank/The, 3.300%, 06/21/15	1,604,138
		5,569,558

	Total Corporate Bonds	82,074,928
	(cost $83,720,124): 101.2%

	Total Investments in Securities	82,074,928
	(cost $83,720,124): 101.2%

	China Yuan (Offshore): 0.1%	100,030
	Liabilities in Excess of Other Assets : (1.3%)	(1,060,780)
	Net Assets: 100.0%	$81,114,178

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2015

Note 1 – Organization
Guinness AtkinsonTM Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open‑end management investment company. Currently, the Trust offers eight separate series: Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Builder Fund (formerly known as the Asia Pacific Dividend Fund) (the “Asia Pacific Dividend Builder Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy Fund”), Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), Guinness Atkinson Dividend Builder Fund (formerly known as the Inflation Managed Dividend Fund) (the “Dividend Builder Fund”) and Guinness Atkinson Renminbi Yuan & Bond Fund (the “Renminbi Yuan & Bond Fund”), all of which (each a “Fund” and collectively, the “Funds”) are covered by this report. Except for the Dividend Builder Fund, each Fund is a non-diversified Fund. The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004, the Alternative Energy Fund and the Asia Pacific Dividend Builder Fund began operations on March 31, 2006, the Renminbi Yuan & Bond Fund began operations on June 30, 2011, and the Dividend Builder Fund began operations on March 30, 2012.

The Alternative Energy Fund, Asia Focus Fund, Global Energy Fund, and Global Innovator Fund’s investment objective is long-term capital appreciation. The Asia Pacific Dividend Builder Fund’s investment objective is to provide investors with dividend income and long-term capital growth. The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong. The Renminbi Yuan & Bond Fund’s investment objective is to seek total return. Total return means the combination of capital appreciation and investment income, which includes changes in the value of the renminbi, the currency of China of which the yuan is the unit. The Dividend Builder Fund’s investment objective is to seek a moderate level of current income and consistent dividend growth at a rate that exceeds inflation.

Note 2 – Significant accounting policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. In determining fair value, the Funds’ Valuation Committee take into account all relevant factors and available information. Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value. As a result, different mutual funds could reasonably arrive at different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. Short‑term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2015

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund’s accounting records on the date of receipt are shown as net realized gains or losses on foreign currency transactions in the respective Fund’s statement of operations.

B.	Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from securities transactions are calculated using the identified cost method.

C.	Concentration of Risk. The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors. The Asia Focus Fund invests substantially all of its assets in the Asian continent. The Asia Pacific Dividend Builder Fund invests primarily in dividend-producing equity securities of Asia Pacific companies. The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Fund’s investments. The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China, which exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions. The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At March 31, 2015, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Builder Fund	China & Hong Kong Fund
Cost of investments	$22,264,754	$15,389,369	$3,646,083	$64,735,913
Gross unrealized appreciation	1,645,921	5,265,432	747,499	27,343,250
Gross unrealized depreciation	(8,314,067)	(1,180,506)	(192,609)	(4,498,602)
Net unrealized appreciation (depreciation) on investments	(6,668,146)	4,084,926	554,890	22,844,648

	Dividend Builder Fund	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments	$9,346,633	$73,965,183	$188,177,914	$83,720,124
Gross unrealized appreciation	621,639	6,938,045	22,878,021	133,286
Gross unrealized depreciation	(309,108)	(18,924,091)	(5,383,360)	(1,778,482)
Net unrealized appreciation (depreciation) on investments	312,531	(11,986,046)	17,494,661	(1,645,196)

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2015

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2015, in valuing the Funds’ assets carried at fair value:

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks
Energy	$7,464,355	$484,790	$-	$7,949,145
Industrial	3,500,330	569,908	-	4,070,238
Utilities	3,577,225	-	-	3,577,225
Total Investments, at Value	14,541,910	1,054,698	-	15,596,608
Total Assets	$14,541,910	$1,054,698	$-	$15,596,608

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2015

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Basic Materials	$164,781	$-	$-	$164,781
Communications	836,817	1,186,326	-	2,023,143
Consumer, Cyclical	2,000,708	806,474	-	2,807,182
Consumer, Non-cyclical	544,041	-	-	544,041
Energy	1,445,265	790,689	-	2,235,954
Exchange Traded Funds (“ETFs”)	612,283	-	-	612,283
Financial	1,604,912	2,109,588	-	3,714,500
Industrial	750,305	2,286,442	-	3,036,747
Technology	892,321	2,410,883	-	3,303,204
Utilities	1,032,460	-	-	1,032,460
Total Investments, at Value	9,883,893	9,590,402	-	19,474,295
Total Assets	$9,883,893	$9,590,402	$-	19,474,295

Asia Pacific Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Basic Materials	$-	$111,319	$-	$111,319
Communications	238,372	116,642	-	355,014
Consumer, Cyclical	606,053	236,394	-	842,447
Consumer, Non-cyclical	-	344,611	-	344,611
Energy	235,113	123,832	-	358,945
Financial	804,606	452,250	-	1,256,856
Industrial	-	477,506	-	477,506
Technology	113,718	340,557	-	454,275
Total Investments, at Value	1,997,862	2,203,111	-	4,200,973
Total Assets	$1,997,862	$2,203,111	$-	$4,200,973

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks
Communications	$8,852,088	$6,040,031	$-	$14,892,119
Consumer, Cyclical	10,253,762	6,011,562	-	16,265,324
Consumer, Non-cyclical	2,040,154	-	-	2,040,154
Energy	1,026,755	5,131,668	-	6,158,423
Exchange Traded Funds (“ETFs”)	3,724,740	-	-	3,724,740
Financial	15,357,429	5,932,224	-	21,289,653
Industrial	3,433,220	6,465,491	-	9,898,711
Technology	6,189,008	5,265,516	-	11,454,524
Utilities	1,856,913	-	-	1,856,913
Total Investments, at Value	52,734,069	34,846,492	-	87,580,561
Total Assets	$52,734,069	$34,846,492	$-	$87,580,561

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2015

Dividend Builder Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks[1]
Communications	$832,904	$-	$-	$832,904
Consumer, Cyclical	269,402	288,176	-	557,578
Consumer, Non-cyclical	2,839,653	555,549	-	3,395,202
Energy	854,892	282,594	-	1,137,486
Financial	1,464,287	267,061	-	1,731,348
Industrial	1,173,560	542,263	-	1,715,823
Technology	-	288,823	-	288,823
Total Investments, at Value	7,434,698	2,224,466	-	9,659,164
Total Assets	$7,434,698	$2,224,466	$-	$9,659,164

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3		Total
Investments, at Value
Common Stocks
Energy	$43,898,264	$16,067,215	$-	(a)	$59,965,479
Industrial	-	2,013,658	-		2,013,658
Total Investments, at Value	43,898,264	18,080,873	-		61,979,137
Total Assets	$43,898,264	$18,080,873	$-	(a)	$61,979,137

(a)	Cluff Natural Resources warrants fair valued at zero.

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at Value
Common Stocks
Communications	$27,649,684	$-	$-	$27,649,684
Consumer, Cyclical	6,385,996	-	-	6,385,996
Consumer, Non-cyclical	13,840,034	-	-	13,840,034
Energy	13,500,568	-	-	13,500,568
Financial	27,136,546	-	-	27,136,546
Industrial	27,387,722	13,709,469	-	41,097,191
Technology	76,062,556	-	-	76,062,556
Total Investments, at Value	191,963,106	13,709,469	-	205,672,575
Total Assets	$191,963,106	$13,709,469	$-	$205,672,575

GUINNESS ATKINSONTM FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
March 31, 2015

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Corporate Bonds:
Basic Materials	$-	$3,937,471	$-	$3,937,471
Communications	-	3,158,292	-	3,158,292
Consumer, Cyclical	-	4,885,627	-	4,885,627
Energy	-	1,555,072	-	1,555,072
Financials	-	46,184,512	-	46,184,512
Government	-	11,555,625	-	11,555,625
Industrial	-	6,826,181	-	6,826,181
Utilities	-	3,972,148	-	3,972,148
Total Investments, at Value	-	82,074,928	-	82,074,928
Total Assets	$-	$82,074,928	$-	$82,074,928

[1]	Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index. Significant movements were deemed to have occurred at December 31, 2014 and therefore such securities were classified as Level 2. As a result, securities still held by the Alternative Energy Fund ,Asia Focus Fund, Asia Pacific Dividend Builder Fund, China Hong Kong Fund, Dividend Builder Fund, Global Energy Fund and Global Innovators Fund were transferred from Level 2 into Level 1 with an end of period value of $3,791,101,$5,779,476, $1,426,183, $36,429,404, $1,664,070, $3,608,833, and $13,636,396 respectively. There were no securities transferred between Level 2 and Level 1 in the Renminbi Yuan & Bond Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President

Date:	5/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	5/29/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/29/15